SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loss before income taxes	$ (2,383,928)	$ (1,635,923)
CAYMAN ISLANDS
Loss before income taxes	(2,992)	(74,916)
HONG KONG
Loss before income taxes	(1,577,381)	(1,345,718)
UNITED STATES
Loss before income taxes	$ (803,555)	$ (215,289)